Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)		$ 556,829	$ (361,016)	$ 3,032,577
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Amortization expenses		20,139	20,116	20,442
Depreciation expenses		581,723	460,494	449,678
Allowance for inventory valuation		303,834	210,377	231,715
(Reversal of) provision for allowance for expected credit losses		(117,438)	(27,137)	714,384
Fair value changes of short-term investments		(1,631,751)	398,654
Expensed deferred initial public offering cost			137,596
(Gain) loss on disposal of property, plant and equipment		(38,286)	(9,962)	13,926
Gain on extinguishment of consulting expenses payable		(564,918)
Deferred tax expenses		145,937	(265,469)	(186,300)
Changes in operating assets and liabilities:
Inventories		803,486	1,158,627	(1,636,282)
Contract assets		(616,700)	2,419,355	(596,041)
Accounts receivable		306,867	2,959,961	(1,017,999)
Notes receivable		(557,927)	1,587,449	301,548
Prepayments and other receivables		65,717	(78,716)	350,977
Advance to suppliers		(115,566)	(24,753)	83,048
Refundable liabilities		(1,001,257)	(923,120)	1,624,975
Accounts, other payables, accruals and income taxes payable		314,319	(1,926,096)	(44,503)
Notes payable			(138,971)	141,225
Contract liabilities		(95,371)	(2,147)	2,005
Operating lease liabilities		45,215
Other current assets		(217,949)
Other long-term assets		104,417	(137,651)	(152,523)
Net cash (used in) provided by operating activities		(1,708,680)	5,457,591	3,332,852
Cash flows from investing activities:
Purchase of short-term investments		(20,982,405)	(1,769,528)	(1,360)
Proceeds from disposal of short-term investments		10,298,313
Purchase of property, plant and equipment		(458,221)	(1,078,271)	(1,758,567)
Proceeds from disposal of property, plant and equipment		108,868	26,446	661
Net cash used in investing activities		(11,033,445)	(2,821,353)	(1,759,266)
Cash flows from financing activities:
Net proceeds from initial public offering		8,915,989
Net proceeds from share over-allotment		696,792
Payment of deferred offering cost		(565,937)	(20,026)	(633,891)
Dividends paid			(3,377,564)	(630,785)
Advance from related parties			215,995	25,486
Repayments to related parties			(25,487)	(17,192)
Proceeds from bank loans		14,749,713	14,529,278	12,903,494
Repayments on bank loans		(14,974,782)	(13,907,349)	(8,939,750)
Net cash provided by (used in) financing activities		8,821,775	(2,585,153)	2,707,362
Effect of exchange rate changes on cash, cash equivalents and restricted cash		359,102	(113,839)	(165,164)
Net (decrease) increase in cash and cash equivalents, and restricted cash		(3,561,248)	(62,754)	4,115,784
Cash and cash equivalents, and restricted cash at beginning of the year		8,333,172	8,395,926	4,280,142
Cash and cash equivalents, and restricted cash at end of the year		4,771,924	8,333,172	8,395,926
Reconciliation to amounts on consolidated balance sheet
Cash and cash equivalents		4,516,669	8,132,655	8,082,691
Restricted cash		255,255	200,517	313,235
Supplemental disclosure of cash flow information
Cash received for interest		9,100	23,461	48,765
Cash paid for interests		473,435	530,185	455,457
Cash paid for income tax	[1]	204,455	557,354	954,109
Supplemental disclosures of non-cash financing and investing activities
Right-of-use assets obtained in exchange for new operating lease liabilities		535,901
Capitalization of deferred offering cost		$ 671,321

[1]	During the year ended December 31, 2025, the Company has paid income taxes (including withholding tax for dividend income) of $155,192, $49,263, $nil and $nil in the PRC, HK, BVI and Cayman, respectively.